Employee benefits (Details 14) - Employee benefit obligations [Member] - Industrias Quimicas Falcon de Mexico Pension plan [Member]	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Actuarial assumptions to determine benefit obligations [Line Items]
Discount rate	9.00%	8.75%	7.75%
Rate of compensation increase	4.50%	4.50%	4.50%